UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Parr Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117	Memphis, TN 38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  901.680.5266

Date of fiscal year end:   04/30/2011

Date of reporting period: 07/31/2010

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

COMMON STOCK - (88.30%)	Shares	Fair Value

ADVERTISING (2.16%)
ChinaNet Online Holdings, Inc. *	78,700	$312,439

AGRICULTURE (1.04%)
Southern China Livestock, Inc. (Acquired 03/22/2010, Cost $150,000) * F R	30,000	150,000

BIOTECHNOLOGY (0.12%)
3SBio, Inc. - ADR *	1,200	18,060

BUILDING MATERIALS (4.54%)
China Advanced Construction Materials Group, Inc. *	29,000	105,850
China GengSheng Minerals, Inc. *	60,000	78,000
China Infrastructure Construction Corp. *	150,400	472,256
		656,106

CHEMICALS (0.71%)
Changda International Holdings, Inc. *	75,500	56,625
Keyuan Petrochemicals, Inc. *	11,000	45,650
		102,275

COAL (4.39%)
L&L Energy, Inc. *	22,200	251,970
SinoCoking Coal and Coke Chemical Industries, Inc. (Acquired 03/10/2010, Cost $150,000) * F, R	25,000	381,250
		633,220

COMMERCIAL SERVICES (1.56%)
China Redstone Group, Inc. *	12,300	44,649
China Redstone Group, Inc. (Acquired 02/19/2010, Cost $164,000) * F, R	50,000	180,000
		224,649

ELECTRICAL COMPONENTS & EQUIPMENT (12.48%)
China 3C Group *	362,000	94,120
China Electric Motor, Inc. *	23,800	104,720
China Intelligent Lighting and Electronics, Inc. *	19,195	56,241
China Power Equipment, Inc. *	41,000	108,650
China Ritar Power Corp. *	72,100	244,419
GC China Turbine Corp. *	122,000	150,060
Harbin Electric, Inc. *	23,000	422,510
Lihua International, Inc. *	35,000	305,550
New Energy Systems Group *	26,000	158,600
NIVS IntelliMedia Technology Group, Inc. *	70,000	156,800
		1,801,670

ENERGY - ALTERNATE SOURCES (0.79%)
China Integrated Energy, Inc. *	13,500	114,615

FOOD & BEVERAGE (28.44%)
American Lorain Corp. *	56,200	159,608
China Marine Food Group Ltd. *	92,068	446,530
China Nutrifruit Group Ltd. *	62,200	197,174
Emerald Acquisition Corp. (Acquired 10/15/2009, Cost $150,000) * F, R, W	50,000	250,000
Emerald Dairy, Inc. *	180,500	234,650
HQ Sustainable Maritime Industries, Inc. *	81,714	347,284
QKL Stores, Inc. *	52,500	244,650
Rodobo International, Inc. *	42,000	96,600
SkyPeople Fruit Juice, Inc. *	95,500	550,080
Yanglin Soybean, Inc. * F	47,600	107,100
Yuhe International, Inc. *	86,200	810,280
Zhongpin, Inc. *	45,000	662,400
		4,106,356

The accompanying notes are an integral part of this schedule of investments.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

COMMON STOCK - (88.30%) (continued)	Shares	Fair Value

FOREST PRODUCTS & PAPER (0.77%)
Orient Paper, Inc. *	25,000	$111,250

INTERNET (1.03%)
China INSOnline Corp. *	275,000	101,283
MoqiZone Holdings Corp. *	15,200	47,120
		148,403

IRON & STEEL (0.24%)
China Gerui Advanced Materials Group Ltd. *	6,000	34,500

LEISURE TIME (0.49%)
SOKO Fitness & Spa Group, Inc. *	13,000	52,650
Universal Travel Group *	2,900	17,922
		70,572

MACHINERY DIVERSIFIED (6.74%)
China Valves Technology, Inc. *	62,000	659,680
NF Energy Saving Corp. *	114,000	313,500
		973,180

MEDIA (0.80%)
China Yida Holding Co. *	3,000	36,630
Xinhua Sports & Entertainment Ltd. - ADR *	250,000	78,725
		115,355

OIL & GAS (3.98%)
China North East Petroleum Holdings Ltd. * F	105,000	546,000
Longwei Petroleum Investment Holding Ltd. *	13,000	28,600
		574,600

PHARMACEUTICALS (10.40%)
Biostar Pharmaceuticals, Inc. *	46,200	122,430
China Sky One Medical, Inc. *	25,000	277,750
Jiangbo Pharmaceuticals, Inc. *	8,000	68,800
Shengtai Pharmaceutical, Inc. *	323,010	452,214
Skystar Bio-Pharmaceutical Co. Ltd. *	52,900	331,683
Tianyin Pharmaceutical Co., Inc.	87,300	248,805
		1,501,682

PIPELINES (0.53%)
China Natural Gas, Inc. *	10,000	76,800

RETAIL (1.62%)
AutoChina International Ltd. *	2,000	56,640
China Auto Logistics, Inc. *	20,000	59,800
China Jo-Jo Drugstores, Inc. *	23,750	116,850
		233,290

SOFTWARE (3.13%)
Kingtone Wirelessinfo Solution Holding Ltd. - ADR *	73,000	176,660
SinoHub, Inc. *	101,000	274,720
		451,380
TELECOMMUNICATIONS (1.30%)
ZST Digital Networks, Inc. *	37,500	187,125

TEXTILES (0.61%)
China Linen Textile Industry Ltd. *	92,200	88,512

TRANSPORTATION (0.43%)
Andatee China Marine Fuel Services Corp. *	15,000	61,650

TOTAL COMMON STOCK (Cost $14,203,293)		12,747,689

The accompanying notes are an integral part of this schedule of investments.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PREFERRED STOCK - (6.91%)		Shares	Fair Value

ADVERTISING (1.10%)
ChinaNet Online Holdings, Inc.		40,000	$158,800

FOOD & BEVERAGE (2.20%)
China Nutrifruit Group Ltd.		10,000	317,000

INTERNET (0.84%)
MoqiZone Holdings Corp.		70	120,553

OIL & GAS (2.77%)
Longwei Petroleum Investment Holding Ltd. *		182,000	400,400

TOTAL PREFERRED STOCK (Cost $700,200)			996,753

	Expiration Date -
WARRANTS - (1.65%)	Exercise Price
American Lorain Corp. A *	05/02/15 - $ 3.00	14,000	-
American Lorain Corp. B *	11/02/13 - $ 3.00	4,000	-
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China Redstone Group, Inc. (Acquired 02/19/2010, Cost $0) * F, R	02/23/14 - $ 4.10	25,000	-
China Infrastructure Construction Corp. *	03/05/13 - $ 6.00	50,000	-
China North East Petroleum Holdings Ltd. * F	03/08/12 - $ 6.00	8,000	-
China Nutrifruit Group Ltd. *	10/08/13 - $ 3.30	25,000	-
ChinaNet Online Holdings, Inc. A *	08/20/12 - $ 3.00	20,000	19,400
ChinaNet Online Holdings, Inc. B *	08/20/14 - $ 3.75	20,000	4,400
Emerald Acquisition Corp. (Acquired 10/15/2009, Cost $0) * F, R, W	10/22/14 - $ 6.00	25,000	-
L & L Energy, Inc. *	11/06/14 - $ 5.62	12,000	68,760
Longwei Petroleum Investment Holding Ltd. *	10/29/12 - $ 2.255	182,000	-
MoqiZone Holdings Corp. A *	05/31/12 - $ 2.50	19,445	11,667
MoqiZone Holdings Corp. B *	05/31/12 - $ 3.00	19,445	1,945
Rodobo International, Inc. *	06/17/15 - $ 3.50	18,500	-
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	-
SinoCoking Coal and Coke Chemical Industries, Inc. (Acquired 03/10/2010, Cost $0) * F, R	03/10/15 - $ 12.00	12,500	40,625
SinoHub, Inc. B *	09/10/13 - $ 3.00	50,000	-
SmartHeat, Inc. *	08/22/11 - $ 6.00	20,000	1,380
Southern China Livestock, Inc. (Acquired 03/22/2010, Cost $0) * F, R	03/28/14 - $ 5.50	15,000	-
Wuhan General Group China, Inc. *	02/07/12 - $ 2.563	180,000	90,000

TOTAL WARRANTS (Cost $103,268)			238,177

SHORT TERM INVESTMENTS (3.37%)
Fifth Third Institutional Money Market Fund, 0.12% ** (Cost $486,904)		486,904	486,904

TOTAL INVESTMENTS (Cost $15,493,665) - 100.23%			$14,469,523
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.23)%			(32,905)
NET ASSETS - 100%			$14,436,618

* Non-income producing security.
** Rate shown represents the rate at July 31, 2010, is subject to change and resets daily.
ADR American Depositary Receipt.
F            This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.  The total fair value of such securities at July 31, 2010 is $1,654,975 which represents 11.46% of total net assets.  These securities have been classified as level 2 of the fair value heirarchy.  For details relating to each fair valued security, please see Note 1.

R            This security is restricted from sale until certain regulatory filings are approved.  The total fair value of such securities at July 31, 2010 is $1,001,875 which represents 6.94% of total net assets.  These securities are classified as either level 2 or level 3 of the fair value heirarchy.  For details relating to each restricted security, please see Note 1.

W This security is a when-issued security.

The accompanying notes are an integral part of this schedule of investments.

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price.  Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.  Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Trustees have adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information.  These guidelines are implemented by the Fund’s Fair Value Committee and the Adviser, which, subject to the oversight of the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.  Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  As of July 31, 2010, eleven (11) securities were fair valued as determined by the Board of Trustees.

Restricted Securities—The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.  The investments in 30,000 shares and 15,000 warrants of Southern China Livestock International, Inc., 25,000 shares and 12,500 warrants of SinoCoking Coal and Coke Chemical Industries, Inc., 50,000 shares and 25,000 warrants of China Redstone Group, Inc., and 50,000 shares and 25,000 warrants of Emerald Acquisition Corp. were initiated by the Adviser as private placement offerings.  Other clients of the Adviser can also participate in private placements.  The securities that are part of the private placement offerings are restricted from sale until such time as their registration becomes effective and the restrictions are lifted.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees.  These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business.  Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.  Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale.  Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, Accounting Standards Codification (“ASC”) 820 (formerly Financial Accounting Standards Board Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$11,133,339
Preferred Stock	996,753
Short-Term Investments	486,904
Total Level 1	$12,616,996

Level 2
Common Stock (b)	$1,214,350
Warrants (b)	238,177
Total Level 2	$1,452,527

Level 3
Common Stock (b)	$400,000
Warrants (b)	-
Total Level 3	$400,000
Total Investments	$14,469,523

(a)	For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)
Certain securities and warrants are valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The sale of certain of these securities is restricted until certain regulatory filings are approved.

The following is a reconciliation of assets for which level 3 inputs were used in determining value:

	Common Stock	Warrants	Totals

Beginning Balance April 30, 2010	$350,000	$-	$350,000
Total Realized Gain/Loss	-	-	-
Change in unrealized appreciation	50,000	-	50,000
Cost of Purchases	-	-	-
Proceeds from Sales	-	-	-
Accrued Interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending balance July 31, 2010	$400,000	$-	$400,000

The total change in unrealized appreciation attributable to level 3 investments still held at July 31, 2010 was as follows:

	Common Stock	Warrants	Totals

Change in unrealized appreciation	$50,000	$-	$50,000

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at July 31, 2010 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 16,063,545	$ 2,039,097	$ (3,633,119)	$ (1,594,022)

The difference between book basis unrealized appreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parr Family of Funds

By:	/s/ Stephen L. Parr
Name:	Stephen L. Parr
Title:	President
Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen L. Parr
Name:	Stephen L. Parr
Title:	President
Date:	September 27, 2010

By:	/s/ Dorothy Westmoreland
Name:	Dorothy Westmoreland
Title:	Treasurer
Date:	September 27, 2010